SCHEDULE OF BALANCES WITH RELATED PARTIES (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Mr Ting Kin Cheung [Member]
Related Party Transaction [Line Items]
Loans to customers			$ 7,457
Payables to customers	11	85	41
Plutus Guardians Fund SPC And Its Subsidiaries [Member]
Related Party Transaction [Line Items]
Receivables from customers	44	343	1,125
Payables to customers	680	5,289	11,921
Amounts due from related parties	48	376	902
Mr Zhao [Member]
Related Party Transaction [Line Items]
Payables to customers	8	59	20
Divine Star Ventures Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	2	16
Radiant Global Ventures Limited [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 2	$ 16